Consolidated Statements of Cash Flows (Unaudited) (USD $)	12 Months Ended		16 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (11,146,507)	$ (4,595,168)	$ (15,741,675)
Loss from Discontinued operations	0	(1,650,711)	0
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Stock based compensation	5,244,911	3,592,047	8,397,333
Shares issued in Settlement Agreement	0	153,000	153,000
Impairment of advances to Immunovative Therapies, LTD, for future stock ownership	2,714,050	819,164	3,533,214
Note payable discount amortization	23,816	10,993	23,816
Depreciation and amortization	43,919	5,465	46,587
Loss on extinguishment of debt	0	336,836	0
Decrease (increase) in assets
Other receivables	(7,906)	0	(7,906)
Prepaid expense	(7,271)	(12,264)	(2,776)
Increase (decrease) in liabilities
Accounts Payable	163,984	12,624	147,542
Accrued interest	(23,596)	55,799	(12,148)
Accrued expenses	90,764	18,172	90,888
Accrued professional fees	256,346	(111,036)	88,266
Related party payables	0	(38,053)	(96,884)
Cash used in operating activities	(2,647,490)	(1,403,132)	(3,380,743)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Equipment	(2,940)	(33,580)	(23,820)
Purchase of intangible assets-domain name	(7,893)	0	(7,893)
Advances to Immunovative Therapies, Ltd. for future stock ownership	(2,714,050)	(819,164)	(3,533,214)
Cash used in investing activities	(2,724,883)	(852,744)	(3,564,927)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable	225,000	0	225,000
Repayment of note payable to Chief Executive Officer	(52,364)	(120,000)	(125,503)
Sale of Common Stock	5,191,121	2,957,856	7,261,477
Proceeds from convertible debentures	175,000	0	175,000
Commisions paid on sale of common stock	(643,956)	0	(643,956)
Cash provided by financing activities	4,894,801	2,837,856	6,892,018
Foreign Currency Translation Effect	982	28,914	27,143
NET INCREASE (DECREASE) IN CASH	(476,590)	610,894	(26,509)
CASH, BEGINNING OF PERIOD	619,624	8,730	169,543
CASH, END OF PERIOD	143,034	619,624	143,034
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest and Taxes Paid	34,102	0	0
NON CASH ITEMS
Conversion of accounts payable to common stock	(95,559)	0	(95,559)
Conversion of note payable-Caete Invest & Trade, S.A. to common stock	(179,572)	0	(179,572)
Issuance of common stock to settle commissions on private placement offering	(689,000)	0	(689,000)
Conversion of accrued interest on Caete Invest & Trade, S.A. to common stock	(46,247)	0	(46,247)
Purchase of intangible asset-domain with commons stock	(25,000)	0	(25,000)
Conversion of convertible debenture	0	(575,000)	0
Accrued interest	0	(102,215)	0
Accrued rent	0	(78,000)	0
Issuance of common stock	98	74	98
Additional paid-in-capital	1,035,280	755,141	1,035,280
Beneficial Conversion Feature	(107,609)	0	(107,609)
Additional paid in capital	$ 107,609	$ 0	$ 107,609